BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF CLASSES OF ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

The following are the classes of assets and liabilities measured at fair value:

	As of June 30, 2025
Description	Level 1	Level 2	Level 3	Total
Assets:
Money market fund	$6,918	$-	$-	$6,918
Total	$6,918	$-	$-	$6,918

	As of December 31, 2024
Description	Level 1	Level 2	Level 3	Total
Assets:
Money market fund	$8,770	$-	$-	$8,770
Total	$8,770	$-	$-	$8,770

The following are the classes of assets and liabilities measured at fair value:

	Fair Value Hierarchy as of December 31, 2024
Description	Level 1	Level 2	Level 3	Total
Assets:
Money market fund	$8,770	$-	$-	$8,770
Total	$8,770	$-	$-	$8,770

	Fair Value Hierarchy as of December 31, 2023
Description	Level 1	Level 2	Level 3	Total
Assets:
Money market fund	$15,402	$-	$-	$15,402
Total	$15,402	$-	$-	$15,402

SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVES

Property and equipment are recorded at cost. Depreciation is computed using the straight-line method over the following estimated useful lives:

Computers, hardware and software	3 years
Leasehold improvements	shorter of remaining lease term or 5 years
Research and development equipment	5 years
Other equipment	5 years

Property and equipment are recorded at cost. Depreciation is computed using the straight-line method over the following estimated useful lives:

Computers, hardware and software	3 years
Leasehold improvements	shorter of remaining lease term or 5 years
Research and development equipment	5 years
Other equipment	5 years

SCHEDULE OF POTENTIALLY DILUTIVE SECURITIES OUTSTANDING

As of June 30, 2025 and 2024, potentially dilutive securities outstanding were as follows:

	June 30, 2025	June 30, 2024
Preferred stock	3,721,394	3,721,394
Stock options	4,404,688	3,741,124
Warrants	868,167	-
Potentially dilutive securities	8,994,249	7,462,518

As of December 31, 2024 and 2023, potentially dilutive securities outstanding were as follows:

	December 31, 2024	December 31, 2023
Preferred stock	3,721,394	3,721,394
Stock options	3,803,417	3,830,290
Warrants	868,167	-
Potentially dilutive securities	8,392,978	7,551,684

SCHEDULE OF COMPUTATION OF BASIC NET LOSS PER SHARE OF CLASS A AND CLASS B STOCK

The following table sets forth the computation of basic net loss per share of Class A and Class B stock (in thousands, except per share amounts):

	Three Months Ended June 30,				Six Months Ended June 30,
	2025		2024		2025		2024
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Numerator
Allocation of losses	$(9,531)	$(2,540)	$(4,522)	$(1,051)	$(18,105)	$(4,833)	$(14,446)	$(3,376)
Denominator
Weighted average shares outstanding	18,486,999	4,925,770	18,486,999	4,297,139	18,486,999	4,935,209	18,486,999	4,319,875
Basic net loss per share	(0.52)	(0.52)	(0.24)	(0.24)	(0.98)	(0.98)	(0.78)	(0.78)

The following table sets forth the computation of basic net loss per share of Class A and Class B stock (in thousands, except per share amounts):

	Year Ended December 31,
			2023
	2024		(as restated)
	Class A	Class B	Class A	Class B
Numerator
Allocation of losses	$(28,013)	$(6,894)	$(49,680)	$(9,612)
Denominator
Weighted average shares outstanding	18,486,999	4,549,810	18,514,664	3,582,245
Basic net loss per share	$(1.52)	$(1.52)	$(2.68)	$(2.68)